Result And Remuneration To Shareholders - Additional Information 3 (Details) R$ / shares in Units, R$ in Millions					1 Months Ended	12 Months Ended
	Dec. 18, 2025 BRL (R$)	Sep. 23, 2025 BRL (R$)	Jun. 17, 2025 BRL (R$)	Mar. 20, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$) Installment	Dec. 31, 2025 BRL (R$) Installment R$ / shares	Dec. 31, 2024 BRL (R$) R$ / shares	Dec. 31, 2023 BRL (R$) R$ / shares
IfrsStatementLineItems [Line Items]
Earning per share (in dollars per share) | R$ / shares						R$ 1.73	R$ 2.49	R$ 2.01
Amount of remuneration						R$ 2,420
Net income for the year					R$ 4,897	R$ 4,897	R$ 7,117	R$ 5,764
Dividends to holders					R$ 417
Minimum Percentage Of Preferred Shareholding Required For Appointing Member OF Board						10.00%
Minimum Percentage Of Common Shareholding Required For Appointing Member OF Board						15.00%
Dividend to be paid, number of installments | Installment					2	2
Dividends declared					R$ 676	R$ 676
Tax incentives reserve
Legal reserve					2,266	2,266	2,024	1,674
Interest on Own Equity					2,420	R$ 2,420
Aggregate minimum percentage of combine share capital required for appointing member of board						10.00%
Minimum [Member]
IfrsStatementLineItems [Line Items]
Dividend payment as percentage of net income						50.00%
Sudene [Member]
IfrsStatementLineItems [Line Items]
Tax incentives reserve						R$ 79
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Amount of remuneration	R$ 677	R$ 605	R$ 597	R$ 541
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Retained earnings reserve					1,156	1,156
Tax incentives reserve						(79)	(114)	(63)
Profits Reserves [Member]
IfrsStatementLineItems [Line Items]
Tax incentives reserve						79	R$ 114	R$ 63
Legal reserve					R$ 241	R$ 241
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Minimum Percentage Of Common Shareholding Required For Requesting Adoption Of Multiple Vote Procedure						5.00%